ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Jessica Reece
July 11, 2025	T +1 617 235 4636
jessica.reece@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Datum One Series Trust (the “Trust”) Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust is a Registration Statement on Form N-14 (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement relates to the proposed reorganizations of First Sentier American Listed Infrastructure Fund and First Sentier Global Listed Infrastructure Fund, each a series of Advisors Series Trust (each, a “Target Fund”) into corresponding series of the Trust with the same names (each, an “Acquiring Fund”), as described in the Registration Statement.

The Proxy Statement/Prospectus contained in the Registration Statement will be furnished in connection with a special meeting of shareholders of the series of Advisors Series Trust, at which time such shareholders will be asked to vote on the proposed reorganization of their respective Target Fund into the corresponding Acquiring Fund.

No registration fee is being paid at the time of filing because the Trust has previously elected, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares. The Registration Statement is proposed to become effective on August 20, 2025 pursuant to Rule 488 under the Securities Act. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Should you have any questions concerning the attached filing, please contact the undersigned at (617) 235-4636 or Matthew Broucek at (312) 444-4620.

Very truly yours,

/s/ Jessica Reece
Jessica Reece

cc:	Matthew J. Broucek, Esq.

Heather Flokos, Esq.